RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.    RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

As of December 31, 2014 and 2015, the amounts due from related parties of $13,374,246 and $13,485,381, respectively, represent receivables from Changzhou Jiuling New Energy S&T Co., Ltd. (“Jiuling”), an entity controlled by Mr. Weizhong Wu, who is the brother in law of Mr. Jifan Gao, Trina’s CEO. The receivables arose from the Company’s sales of solar module to Jiuling. As of March 31, 2016, the Company has collected all outstanding receivables from Jiuling.

As of December 31, 2014 and 2015, advance to related parties of $6,112,110 and $1,878,773, respectively, represents the prepayment to Changzhou Youze S&T CO., Ltd. (“Youze”), an entity controlled by Mr. Weizhong Wu, for wafer slicing service to be delivered in the future.

As of December 31, 2014 and 2015, the amounts due to related parties of $8,088,550 and $17,528,730, respectively, include payable to Youze arising from the Company’s purchase of wafers, payable due to Jiuling, arising from the Company’s purchase of wafers, packing materials and spare parts, payable due to Changzhou Hesai Photovoltaic Materials Co. Ltd. (“Hesai”) arising from the Company’s purchase of tinned ribbons, payable due to Changzhou Youze Hezhong Photoelectric Co Ltd (“Hezhong”) arising from the Company’s purchase of processing materials and payable due to Changzhou Junhe Mechanical Co., Ltd. (“Junhe”) arising from the Company’s purchase of cleansers and equipment maintenance service. Junhe is an entity controlled by Mr. Weifeng Wu, who is the brother in law of Mr. Jifan Gao, Trina’s CEO. Hezhong is an entity held by Mr. Weizhong Wu, Mr. Weifeng Wu and Ms Chunyan Wu, who is the wife of Mr. Jifan Gao. Hesai is an entity controlled by Mr. Jifan Gao, Trina’s CEO and his wife.

Related party transactions

In 2013, 2014 and 2015, the Company purchased wafers for a total price of RMB 89,207,627 ($14,450,766), RMB 24,974,373 ($4,068,502) and RMB 55,536,476 ($8,915,133), respectively, from Youze. The transactions were approved by the audit committee.

In 2014 and 2015, the Company purchased wafers, cells and other materials for a total price of RMB 13,857,069 ($2,252,473) and RMB 10,901,676 ($1,678,834), respectively, from Jiuling. The transactions were approved by the audit committee.

In 2015, the Company purchased other materials for a total price of RMB 61,454,081 ($9,463,792) from Hesai, Junhe and Hezhong. The transactions were approved by the audit committee.

In 2013, 2014 and 2015, the Company sold ingots for a total price of RMB 23,440,335 ($3,762,160), nil and nil, respectively, to Youze. The transactions were approved by the audit committee.

In 2014 and 2015, the Company sold modules for a total price of RMB 104,770,386 ($17,066,614) and RMB 267,300,928 ($42,860,016), respectively, to Jiuling. The transactions were approved by the audit committee.

In 2015, the Company sold wafers and polysilicons for a total price of RMB 9,340,814 ($1,507,741) to Jiuling, Youze and Jiangsu Trina Solar Storage Co. Ltd.  Jiangsu Trina Solar Storage Co. Ltd. is an entity controlled by Mr. Jifan Gao. The transactions were approved by the audit committee.

In 2015, the Company sold modules for a total price of JPY 211,309,545 ($1,736,171) to AHT Co., Ltd., an entity controlled by Mr. Weizhong Wu. The transactions were approved by the audit committee.

In 2013, 2014 and 2015, the Company incurred costs of RMB 200,985,124 ($32,322,658), RMB 244,434,301 ($39,766,273) and RMB 304,977,367 ($49,139,874) with respect to the wafer slicing service provided by Youze. In 2014, the Company entered into a long-term agreement with Youze for the wafer slicing service from July 2014 to June 2016 and made a prepayment of RMB 50,000,000 ($8,126,381). The prepayment balance was RMB 37,400,000 ($ 6,112,110) and RMB 12,200,000 ($1,878,773), respectively, as of December 31, 2014 and 2015. The transactions were approved by the audit committee.

In 2013, 2014 and 2015, the Company received equipment maintenance services for a total price of RMB 3,029,559 ($487,808), RMB 2,744,009 ($446,844) and RMB 2,766,398 ($426,019) from Junhe. The transactions were approved by the audit committee.

In 2015, the Company received logistics and shipping services of RMB 18,575,387 ($2,945,529) from Jiangsu Youze International Logistics Co., Ltd, an entity controlled by Mr. Weizhong Wu. The transactions were approved by the audit committee.

The Company believes the prices paid for products or services provided by related parties approximate the purchase price paid to third party vendors and the sale price of the products sold to the related parties were at prices similar to the sales price sold to third party customers.